UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2009 Date of Reporting Period: 09/30/2009

Item 1. Schedule of Investments.

NICHOLAS HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
AS OF 09/30/09

VALUE
------------
CONVERTIBLE BONDS - 3.38%
Energy - 0.83%
500,000 Bristow Group Inc.Convertible Senior Notes 3.00%, 06/15/38	$ 399,375
500,000 Cal Dive International, Inc. Convertible Senior Notes 3.25%, 12/15/25	439,375
------------
838,750
------------
Health Care - Equipment - 1.41%
1,750,000 Hologic, Inc. Convertible Senior Notes 2.00%, 12/15/37	1,430,625
------------

Information Technology - Hardware & Equipment - 0.28%
320,000 L-1 Identity Solutions, Inc. 3.75%, 05/15/27 Convertible Senior Notes	281,200
------------
Information Technology - Software & Services - 0.86%
1,000,000 SAVVIS, Inc. Convertible Senior Notes 3.00%, 05/15/12	865,000
------------
TOTAL CONVERTIBLE BONDS (cost $2,918,904)	3,415,575
------------

NON-CONVERTIBLE BONDS - 85.54%
Consumer Discretionary - Auto & Components - 1.07%
1,000,000 Goodyear Tire & Rubber Company (The) 10.50%, 05/15/16	1,085,000
------------
Consumer Discretionary - Durables & Apparel - 2.80%
350,000 Freedom Group, Inc. 144A restricted, 10.25%, 08/01/15	371,000
2,250,000 Jarden Corporation 7.50%, 05/01/17	2,188,125
250,000 Sealy Mattress Company 144A restricted, 10.875%, 04/15/16	275,625
------------
2,834,750
------------
Consumer Discretionary - Hotels, Restaurants & Leisure - 0.99%
1,000,000 NPC International, Inc. 9.50%, 05/01/14	1,000,000
------------
Consumer Discretionary - Media - 5.42%
2,000,000 AMC Entertainment Inc. 8.00%, 03/01/14	1,930,000
1,000,000 Cablevision Systems Corporation 144A restricted, 8.625%, 09/15/17	1,032,500
1,000,000 Cinemark USA, Inc. 144A restricted, 8.625% 06/15/19	1,033,750
500,000 Intelsat Corporation 9.25%, 08/15/14	512,500
500,000 Scholastic Corporation 5.00%, 04/15/13	427,500
500,000 Videotron Ltd. 9.125%, 04/15/18	541,250
------------
5,477,500
------------
Consumer Discretionary - Retail - 2.01%
1,500,000 Sally Holdings LLC 9.25%, 11/15/14	1,552,500
500,000 Travelport LLC 9.875%, 09/01/14	483,750
------------
2,036,250
------------
Consumer Discretionary - Services - 3.04%
750,000 MGM MIRAGE 144A restricted, 10.375%, 05/15/14	800,625
250,000 Vail Resorts, Inc. 6.75%, 02/15/14	246,875
1,000,000 Wendy's/Arby's Restaurants, LLC 144A restricted, 10.00%, 07/15/16	1,062,500
1,000,000 Wynn Las Vegas, LLC 6.625%, 12/01/14	965,000
------------
3,075,000
------------
Consumer Staples - Food & Staple Retail - 1.96%
500,000 Denny's Holdings, Inc. 10.00%, 10/01/12	505,000
1,000,000 Great Atlantic & Pacific Tea Company, Inc. (The) 144A restricted, 11.375%, 08/01/15	1,012,500
500,000 Pantry, Inc. (The) 7.75%, 02/15/14	466,250
------------
1,983,750
------------
Consumer Staples - Food, Beverage & Tobacco - 3.01%
500,000 Constellation Brands, Inc. 8.375%, 12/15/14	521,250
500,000 Cott Beverages Inc. 8.00%, 12/15/11	496,875
2,000,000 Pinnacle Foods Finance LLC 9.25%, 04/01/15	2,030,000
------------
3,048,125
------------
Consumer Staples - Household & Personal Products - 1.92%
1,500,000 Solo Cup Company 8.50%, 02/15/14	1,432,500
500,000 Visant Holding Corporation 8.75%, 12/01/13	508,750
------------
1,941,250
------------
Energy - 12.19%
500,000 Allis-Chalmers Energy Inc. 8.50%, 03/01/17	347,500
500,000 Deluxe Corporation 7.375%, 06/01/15	479,375
1,000,000 Denbury Resources Inc. 7.50%, 04/01/13	1,000,000
1,000,000 Encore Acquisition Company 9.50%, 05/01/16	1,055,000
1,000,000 Forest Oil Corporation 7.75%, 05/01/14	980,000
1,500,000 Helix Energy Solutions Group,Inc. 144A restricted, 9.50%, 01/15/16	1,500,000
500,000 Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	463,750

1,000,000 Inergy, L.P. 6.875%, 12/15/14	955,000
1,000,000 Kinder Morgan Finance Company, ULC 5.70%, 01/05/16	952,500
1,250,000 Newfield Exploration Company 6.625%, 09/01/14	1,228,125
1,000,000 SandRidge Energy, Inc. 144A restricted, 9.875%, 05/15/16	1,042,500
500,000 SandRidge Energy, Inc. 144A restricted, 8.00%, 06/01/18	481,250
1,000,000 Tesoro Corporation 6.50%, 06/01/17	905,000
1,000,000 Western Refining, Inc. 144A restricted, 11.25%, 06/15/17	945,000
------------
12,335,000
------------
Financials - Diversified - 3.78%
1,000,000 Ford Motor Credit Company LLC 7.50%, 08/01/12	960,167
500,000 Ford Motor Credit Company LLC 8.70%, 10/01/14	489,775
1,500,000 Nuveen Investments, Inc. 144A restricted, 10.50%, 11/15/15	1,297,500
1,000,000 Toys "R" Us Property Company I, LLC 144A restricted, 10.75%, 07/15/17	1,075,000
------------
3,822,442
------------
Financials - Real Estate - 0.53%
500,000 CB Richard Ellis Services, Inc. 144A restricted, 11.625%, 06/15/17	540,000
------------
Health Care - Equipment - 1.05%
1,000,000 Biomet, Inc. 10.00%, 10/15/17	1,065,000
------------
Health Care - Services - 9.17%
500,000 Apria Healthcare Group Inc. 144A restricted, 12.375%, 11/01/14	533,750
500,000 Apria Healthcare Group Inc. 144A restricted, 11.25%, 11/01/14	537,500
1,000,000 DaVita, Inc. 7.25%, 03/15/15	990,000
500,000 Fresenius US Finance II, Inc. 144A restricted, 9.00%, 07/15/15	545,000
2,250,000 HCA Inc. 9.125%, 11/15/14	2,323,125
500,000 Psychiatric Solutions, Inc. 144A restricted, 7.75%, 07/15/15	470,000
2,000,000 Psychiatric Solutions, Inc. 7.75%, 07/15/15	1,930,000
2,000,000 Res-Care, Inc. 7.75%, 10/15/13	1,950,000
------------
9,279,375
------------
Industrials - Capital Goods - 6.16%
500,000 Actuant Corporation 6.875%, 06/15/17	465,000
500,000 American Railcar Industries, Inc. 7.50%, 03/01/14	465,000
2,000,000 Baldor Electric Company 8.625%, 02/15/17	2,030,000
1,000,000 Bombardier Inc. 144A restricted, 6.30%, 05/01/14	965,000
500,000 Manitowoc Company, Inc. (The) 7.125% 11/01/13	432,500
350,000 Mueller Water Products, Inc. 7.375%, 06/01/17	304,937
1,000,000 Owens Corning 9.00%, 06/15/19	1,074,009
500,000 Vought Aircraft Industries, Inc. 8.00%, 07/15/11	495,000
------------
6,231,446
------------
Industrials - Commercial Services & Supplies - 8.22%
500,000 Alliance Laundry Systems LLC 8.50%, 01/15/13	475,000
500,000 Altegrity, Inc. 144A restricted, 10.50%, 11/01/15	422,500
1,500,000 ARAMARK Services, Inc. 5.00%, 06/01/12	1,417,500
500,000 GEO Group, Inc. (The) 8.25%, 07/15/13	505,000
2,250,000 Great Lakes Dredge & Dock Company 7.75%, 12/15/13	2,207,813
1,000,000 Mobile Mini, Inc. 6.875%, 05/01/15	912,500
1,000,000 R.R. Donnelley & Sons Company 8.60%, 08/15/16	1,053,302
825,000 Waste Services, Inc. 9.50%, 04/15/14	820,875
500,000 Waste Services, Inc. 144A restricted, 9.50%, 04/15/14	497,500
------------
8,311,990
------------
Industrials - Transportation - 0.76%
1,000,000 Park-Ohio Industries, Inc. 8.375%, 11/15/14	770,000
------------
Information Technology - Hardware & Equipment - 0.50%
500,000 Seagate Technologies HDD Holdings 6.80%, 10/01/16	458,750
------------
Information Technology - Semiconductors & Semiconductor Equipment - 0.49%
500,000 Amkor Technology, Inc. 7.75%, 05/15/13	500,000
------------
Information Technology - Software & Services - 2.61%
1,750,000 First Data Corporation 144A restricted, 9.875%, 09/24/15	1,616,563
1,000,000 SunGard Data Systems Inc. 10.25%, 08/15/15	1,020,000
------------
2,636,563
------------
Materials - 4.14%
1,000,000 Domtar Corporation 5.375%, 12/01/13	962,500
1,000,000 Georgia-Pacific Corporation 144A restricted, 7.00%, 01/15/15	985,000
250,000 Greif, Inc. 144A restricted, 7.75%, 08/01/19	257,500
1,000,000 Huntsman International LLC 7.875%, 11/15/14	932,500
1,000,000 Olin Corporation 8.875%, 08/15/19	1,045,000
------------
4,182,500
------------
Telecommunication Services - 9.82%
1,000,000 Cricket Communications, Inc. 9.375%, 11/01/14	1,015,000
500,000 Level 3 Financing, Inc. 9.25%, 11/01/14	440,625
2,000,000 MetroPCS Wireless, Inc. 9.25%, 11/01/14	2,045,000
1,500,000 Nextel Communications, Inc. 7.375%, 08/01/15	1,346,250
1,750,000 Qwest Communications International Inc. 144A restricted, 8.00%, 10/01/15	1,747,813
1,500,000 Sprint Nextel Corporation 6.00%, 12/01/16	1,338,750
500,000 Syniverse Technologies Inc. 7.75%, 08/15/13	463,125

1,500,000 Windstream Corporation 8.125%, 08/01/13	1,541,250
------------
9,937,813
------------
Utilities - 3.94%
2,000,000 AES Corporation (The) 8.00%, 06/01/20	1,985,000
500,000 Edison Mission Energy 7.50%, 06/15/13	468,750
1,500,000 Mirant Americas Generation, Inc. 8.30%, 05/01/11	1,526,250
------------
3,980,000
------------
TOTAL NON-CONVERTIBLE BONDS (cost $83,402,704)	86,532,504
------------

COMMON STOCKS - 4.11%
Energy - 1.47%
20,000 Energy Transfer Partners, L.P.	851,000
30,200 Kayne Anderson Energy Total Return Fund, Inc.	642,052
------------
1,493,052
------------
Financials - Real Estate - 0.26%
45,000 Cohen & Steers Quality Income Realty Fund, Inc.	264,600
------------
Other - 2.38%
15,000 iShares iBoxx $ High Yield Corporate Bond Fund	1,295,250
15,000 SPDR Barclays Capital High Yield Bond ETF	577,350
135,000 Van Kampen Senior Income Trust	533,250
------------
2,405,850
------------
TOTAL COMMON STOCKS (cost $4,654,874)	4,163,502
------------

PREFERRED STOCKS - 0.52%
Financials - Banks - 0.52%
21,600 ASBC Capital I Trust Preferred 7.625%, 06/15/32 Callable, Cumulative	454,680
35,000 Fannie Mae Fixed-To-Floating Rate Non-Cumulative Preferred Stock, Series S	56,350
10,000 Freddie Mac Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series Z	18,100
------------
TOTAL PREFERRED STOCKS (cost $1,372,004)	529,130
------------

SHORT-TERM INVESTMENTS - 4.45%
Commercial Paper - 3.58%
$1,015,000 Consolidated Edison Company of New York, Inc. 0.22%, 10/01/09	1,015,000
600,000 Integrys Energy Group, Inc. 0.35%, 10/01/09	600,000
625,000 XTO Energy Inc.0.30%, 10/02/09	624,995
900,000 Hitachi Capital America Corp. 0.35%, 10/05/09	899,965
486,000 Time Warner Cable Inc. 0.35%, 10/06/09	485,976
------------
3,625,936
------------

Variable Rate Demand Security - 0.87%
876,252 American Family Financial Services, Inc. 0.10%, 10/01/09	876,252
------------
TOTAL SHORT-TERM INVESTMENTS (cost $4,502,188)	4,502,188
------------

TOTAL SECURITY HOLDINGS (cost $96,850,674) - 98.00%	99,142,899
------------
OTHER ASSETS, NET OF LIABILITIES - 2.00%	2,019,316
------------
TOTAL NET ASSETS	$101,162,215
------------
------------

% OF NET ASSETS

As of September 30, 2009, investment cost for federal tax purposes was $96,850,674 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 5,196,261
Unrealized depreciation	(2,904,036)
-----------
Net unrealized depreciation	$ 2,292,225
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$94,640,711
Level 2 - Other Significant Observable Inputs	4,502,188
Level 3 - Significant Unobservable Inputs	--
-----------
Total	$99,142,899
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 11/10/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 11/10/2009 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 11/10/2009